Investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in financial assets and real estate [line items]
Current financial assets	€ 14,654	€ 13,287
Percentage of properties appraised	100.00%	99.00%
Percentage of properties appraised performed by independent external appraisers	99.00%	98.00%
Investments in real estate	€ 2,901	€ 2,700	€ 2,147
Rental income	83	82	71
Direct operating expense from investment property generating rental income	59	63	71
Direct operating expense from investment property not generating rental income	2	2	€ 1
Aegon Americas [member]
Disclosure of investments in financial assets and real estate [line items]
Investments in real estate	€ 653	530
Remaining lease terms of non-cancellable leases	up to 20 years
Aegon Netherlands [member]
Disclosure of investments in financial assets and real estate [line items]
Investments in real estate	€ 2,229	€ 2,150